Employee benefits - Share-based payment - General information (Details) shares in Millions	12 Months Ended
	Dec. 31, 2017	Oct. 25, 2017 employee country shares	Jul. 26, 2017 employee
Orange Vision 2020 free share award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares) | shares		9.2
Estimated maximum issue of shares (in shares) | shares		9.1
Number of employees | employee		144,000
Number of countries | country		87
Percentage of adjusted EBITDA including banking activities (as a percent)	50.00%
Percentage of organic cash flow excluding banking activities (as a percent)	50.00%
Period of approval of budget	3 years
Period of assessment of performance	3 years
Long term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees | employee			1,200
Percentage of organic cash flow excluding banking activities (as a percent)	50.00%
Percentage of total share holders return (as a percent)	50.00%
Period of assessment of performance	3 years